Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
January 31, 2026
CAF-NPRT1-0426
1.813030.121
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Glencore PLC	2,346,800	15,998,972
BRAZIL - 1.9%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (b)	34,695	74,517,574
Financials - 0.9%
Banks - 0.9%
NU Holdings Ltd/Cayman Islands Class A (b)	3,770,836	66,932,339
TOTAL BRAZIL		141,449,913
CANADA - 3.1%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Imperial Oil Ltd	138,177	13,960,276
Financials - 1.4%
Capital Markets - 1.4%
Brookfield Corp Class A (United States)	2,262,498	103,056,784
Materials - 1.5%
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA (United States)	265,800	50,634,900
Franco-Nevada Corp	221,100	51,755,895
Kinross Gold Corp (United States)	199,800	6,305,688
TOTAL MATERIALS		108,696,483
TOTAL CANADA		225,713,543
GERMANY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (b)	222,800	38,175,074
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)(e)	2,169,053	22
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.0%
SK Hynix Inc	111,780	70,039,236
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	199,710	22,094,707
TOTAL KOREA (SOUTH)		92,133,943
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	145,800	28,429,553
NORWAY - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Frontline PLC (e)	892,100	25,496,218
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd	280,000	15,436,264
Taiwan Semiconductor Manufacturing Co Ltd ADR	404,476	133,703,587

TOTAL TAIWAN		149,139,851
UNITED KINGDOM - 1.6%
Consumer Staples - 1.2%
Tobacco - 1.2%
British American Tobacco PLC	1,465,023	88,507,316
Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	217,800	5,554,403
Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	351,500	16,147,601
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (b)	158,900	5,172,195
TOTAL UNITED KINGDOM		115,381,515
UNITED STATES - 87.7%
Communication Services - 11.4%
Entertainment - 0.0%
ROBLOX Corp Class A (b)	86,264	5,672,721
Interactive Media & Services - 10.6%
Alphabet Inc Class A	968,634	327,398,292
Alphabet Inc Class C	562,820	190,531,455
Epic Games Inc (b)(c)(d)	4,584	2,980,012
Match Group Inc	289,667	9,023,127
Meta Platforms Inc Class A	341,400	244,613,100
		774,545,986
Media - 0.3%
EchoStar Corp Class A (b)	170,800	19,337,976
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	181,728	35,838,579
TOTAL COMMUNICATION SERVICES		835,395,262
Consumer Discretionary - 8.0%
Broadline Retail - 6.0%
Amazon.com Inc (b)	1,821,360	435,851,449
Diversified Consumer Services - 0.2%
Service Corp International/US	194,626	15,653,769
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp (b)	385,200	11,563,704
Marriott International Inc/MD Class A1	32,400	10,215,720
Sportradar Holding AG Class A (b)	580,430	10,511,587
Vail Resorts Inc (e)	30,100	4,005,407
Viking Holdings Ltd (b)	516,400	37,258,260
		73,554,678
Household Durables - 0.3%
DR Horton Inc	74,000	11,014,160
Whirlpool Corp (e)	174,600	13,966,254
		24,980,414
Specialty Retail - 0.4%
Lowe's Cos Inc	99,300	26,519,058
RH (b)	12,841	2,553,176
		29,072,234
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (b)	118,000	9,902,560
TOTAL CONSUMER DISCRETIONARY		589,015,104
Consumer Staples - 2.3%
Beverages - 0.9%
Constellation Brands Inc Class A	167,400	26,231,580
Keurig Dr Pepper Inc	1,459,800	40,056,912
		66,288,492
Consumer Staples Distribution & Retail - 0.3%
Sprouts Farmers Market Inc (b)	321,700	22,811,747
Tobacco - 1.1%
Philip Morris International Inc	430,281	77,209,623
TOTAL CONSUMER STAPLES		166,309,862
Energy - 4.8%
Energy Equipment & Services - 1.3%
Archrock Inc	1,357,400	40,165,466
Kodiak Gas Services Inc	1,067,100	44,828,871
WaterBridge Infrastructure LLC Class A	551,400	12,097,716
		97,092,053
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy Inc	195,961	41,449,671
ConocoPhillips	196,800	20,512,464
Energy Transfer LP	1,273,143	23,489,488
Enterprise Products Partners LP	977,966	32,458,692
Exxon Mobil Corp	561,849	79,445,449
MPLX LP	346,254	19,355,598
Shell PLC ADR	480,449	37,008,986
		253,720,348
TOTAL ENERGY		350,812,401
Financials - 14.6%
Banks - 1.5%
Bank of America Corp	974,683	51,853,136
Wells Fargo & Co	612,035	55,383,047
		107,236,183
Capital Markets - 5.8%
Blackstone Secured Lending Fund	724,248	18,584,204
Blue Owl Capital Corp	3,965,019	47,580,228
Blue Owl Capital Inc Class A (e)	7,915,900	107,972,876
Cboe Global Markets Inc	233,280	61,833,197
Galaxy Digital Inc Class A (e)	1,361,500	38,475,990
Intercontinental Exchange Inc	389,900	67,756,822
Jefferies Financial Group Inc	215,861	13,206,376
LPL Financial Holdings Inc	43,500	15,855,750
Raymond James Financial Inc	65,000	10,780,900
Robinhood Markets Inc Class A (b)	331,200	32,947,776
		414,994,119
Financial Services - 4.3%
Apollo Global Management Inc	828,610	111,481,189
Mastercard Inc Class A	105,000	56,572,950
Rocket Cos Inc Class A	1,886,700	33,828,531
UWM Holdings Corp Class A	2,356,000	11,567,960
Visa Inc Class A	326,900	105,206,227
		318,656,857
Insurance - 3.0%
Arthur J Gallagher & Co	237,625	59,256,546
Chubb Ltd	149,543	46,292,531
Marsh & McLennan Cos Inc	296,300	55,760,697
Travelers Companies Inc/The	131,027	37,278,492
W R Berkley Corp	339,900	23,310,342
		221,898,608
TOTAL FINANCIALS		1,062,785,767
Health Care - 4.3%
Biotechnology - 0.2%
Adamas Pharmaceuticals Inc rights (b)(c)	1,379,600	13,796
Adamas Pharmaceuticals Inc rights (b)(c)	1,379,600	14
Beam Therapeutics Inc (b)	363,700	10,045,394
Krystal Biotech Inc (b)	19,100	5,333,484
		15,392,688
Health Care Equipment & Supplies - 0.1%
Baxter International Inc	337,271	6,769,029
Health Care Providers & Services - 1.3%
Cigna Group/The	114,800	31,467,828
Humana Inc	119,100	23,248,320
UnitedHealth Group Inc	145,600	41,777,008
		96,493,156
Life Sciences Tools & Services - 1.2%
Bruker Corp (e)	408,400	18,088,036
Thermo Fisher Scientific Inc	120,877	69,940,641
		88,028,677
Pharmaceuticals - 1.5%
Eli Lilly & Co	65,700	68,140,755
Royalty Pharma PLC Class A	1,049,400	43,738,992
		111,879,747
TOTAL HEALTH CARE		318,563,297
Industrials - 13.5%
Aerospace & Defense - 3.3%
Anduril Industries Inc Class B (c)(d)	800	39,951
Boeing Co (b)	701,641	163,987,535
Carpenter Technology Corp	53,434	16,982,928
GE Aerospace	131,830	40,444,126
Huntington Ingalls Industries Inc	54,400	22,875,744
		244,330,284
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	244,300	25,949,546
Building Products - 0.5%
A O Smith Corp	522,200	38,376,478
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (b)	141,000	36,647,310
Construction & Engineering - 0.4%
EMCOR Group Inc	44,200	31,856,266
Electrical Equipment - 2.2%
GE Vernova Inc	187,020	135,845,718
Nextpower Inc Class A (b)	34,400	4,027,896
Vertiv Holdings Co Class A	119,663	22,278,857
		162,152,471
Machinery - 4.5%
Allison Transmission Holdings Inc	1,050,700	114,211,090
Cummins Inc	47,200	27,320,304
Otis Worldwide Corp	365,700	31,238,094
PACCAR Inc	369,700	45,439,827
Westinghouse Air Brake Technologies Corp	487,900	112,285,306
		330,494,621
Passenger Airlines - 0.2%
United Airlines Holdings Inc (b)	130,000	13,301,600
Professional Services - 1.4%
KBR Inc	318,300	13,626,423
Paycom Software Inc	342,987	46,217,498
SS&C Technologies Holdings Inc	545,316	44,655,927
		104,499,848
Trading Companies & Distributors - 0.1%
Watsco Inc	14,584	5,635,987
TOTAL INDUSTRIALS		993,244,411
Information Technology - 24.5%
Communications Equipment - 0.6%
Arista Networks Inc (b)	331,234	46,949,107
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (b)	46,500	9,866,370
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices Inc (b)	124,900	29,567,577
Astera Labs Inc (b)	12,000	1,807,440
Broadcom Inc	418,246	138,564,900
First Solar Inc (b)	41,400	9,336,528
Marvell Technology Inc	146,500	11,561,780
NVIDIA Corp	3,099,160	592,342,451
		783,180,676
Software - 5.7%
AppLovin Corp Class A (b)	19,800	9,367,578
Asapp Inc warrants 8/28/2028 (b)(c)(d)	1,620,156	842,481
Microsoft Corp	859,310	369,752,500
Nutanix Inc Class A (b)	107,445	4,225,812
Riot Platforms Inc (b)	2,245,900	34,744,073
		418,932,444
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	866,908	224,945,288
GPGI Inc (d)	1,357,306	31,991,702
GPGI Inc Class A (b)	92,900	2,189,653
Seagate Technology Holdings PLC	288,100	117,455,489
Western Digital Corp	606,800	151,839,564
		528,421,696
TOTAL INFORMATION TECHNOLOGY		1,787,350,293
Materials - 1.2%
Chemicals - 0.3%
Corteva Inc	102,900	7,491,120
LyondellBasell Industries NV Class A1	240,000	11,760,000
		19,251,120
Containers & Packaging - 0.2%
Smurfit WestRock PLC	432,400	18,000,812
Metals & Mining - 0.7%
Coeur Mining Inc (b)	587,700	12,012,588
Newmont Corp	142,700	16,032,345
Royal Gold Inc	86,100	22,670,991
		50,715,924
TOTAL MATERIALS		87,967,856
Real Estate - 2.5%
Health Care REITs - 0.6%
Ventas Inc	601,845	46,745,301
Real Estate Management & Development - 1.5%
CBRE Group Inc Class A (b)	417,132	71,050,094
Compass Inc Class A (b)	2,925,900	36,632,268
		107,682,362
Retail REITs - 0.3%
Simon Property Group Inc	115,275	22,053,260
Specialized REITs - 0.1%
Millrose Properties Inc Class A	325,200	9,690,960
TOTAL REAL ESTATE		186,171,883
Utilities - 0.6%
Electric Utilities - 0.6%
Exelon Corp	346,065	15,496,790
NextEra Energy Inc	337,893	29,700,794
TOTAL UTILITIES		45,197,584
TOTAL UNITED STATES		6,422,813,720
TOTAL COMMON STOCKS (Cost $5,027,351,609)		7,254,732,324

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $1,333,500)	1,333,500	860,240

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	677	1,046,832
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	123	190,192

TOTAL AUSTRALIA		1,237,024
UNITED STATES - 0.8%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	41,000	487,490
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	153,900	312,417
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	129,596	6,472,024
Anduril Industries Inc Series G (c)(d)	7,700	384,538
TOTAL INDUSTRIALS		6,856,562
Information Technology - 0.6%
IT Services - 0.2%
X.Ai Holdings Corp Series C (c)(d)	227,600	17,174,696
Software - 0.4%
Anthropic PBC Series F (c)(d)	26,800	6,944,952
Anthropic PBC Series G (c)(d)	33,300	8,629,242
Asapp Inc Series C (b)(c)(d)	513,013	497,623
Asapp Inc Series D (b)(c)(d)	2,823,822	2,174,343
OpenAI Group Pbc Series A-2 (c)(d)	20,764	9,914,395
		28,160,555
TOTAL INFORMATION TECHNOLOGY		45,335,251
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	110,923	1,323,311
Illuminated Holdings Inc Series C3 (b)(c)(d)	138,654	1,654,142
Illuminated Holdings Inc Series C4 (b)(c)(d)	37,518	447,590
Illuminated Holdings Inc Series C5 (b)(c)(d)	75,216	897,327
TOTAL MATERIALS		4,322,370
TOTAL UNITED STATES		57,314,090
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,210,681)		58,551,114

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $1,724,100)	1,724,100	1,635,136

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $112,070,626)	3.70	112,059,421	112,070,627

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $5,194,690,516)	7,427,849,441
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(94,383,727)
NET ASSETS - 100.0%	7,333,465,714

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,900,636 or 1.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,660,729.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	523,192

Anduril Industries Inc Class B	6/16/2025	32,706

Anduril Industries Inc Series F	8/7/2024	2,816,976

Anduril Industries Inc Series G	4/17/2025	314,798

Anthropic PBC Series F	8/18/2025	3,777,932

Anthropic PBC Series G	1/27/2026	8,629,242

Asapp Inc Series C	4/30/2021	3,384,398

Asapp Inc Series D	8/29/2023	10,904,189

Asapp Inc warrants 8/28/2028	8/29/2023	2

Canva Australia Holdings Pty Ltd Series A	9/22/2023	722,130

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	131,199

ElevateBio LLC Series C	3/9/2021	645,611

Epic Games Inc	3/29/2021	4,056,840

GPGI Inc	11/3/2025	25,110,161

Illuminated Holdings Inc 15%	6/14/2023	1,333,500

Illuminated Holdings Inc 15%	9/27/2023	1,724,100

Illuminated Holdings Inc Series C2	7/7/2020	2,773,075

Illuminated Holdings Inc Series C3	7/7/2020	4,159,620

Illuminated Holdings Inc Series C4	1/8/2021	1,350,648

Illuminated Holdings Inc Series C5	6/16/2021	3,249,331

OpenAI Group Pbc Series A-2	9/30/2024	3,900,800

X.Ai Holdings Corp Series C	11/22/2024	4,927,540

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,761,028	243,351,794	260,112,956	159,823	134	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	65,209,133	369,548,224	322,681,383	77,250	(5,347)	-	112,070,627	112,059,421	0.4%
Total	81,970,161	612,900,018	582,794,339	237,073	(5,213)	-	112,070,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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